Accounts Receivable, Net - Schedule of Aging Analysis of Accounts Receivable, Net of Allowance for Expected Credit Losses (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Schedule of Factoring Arrangement of Accounts Receivable [Line Items]
Total accounts receivable, net	$ 9,397,208	$ 73,118,737	$ 55,063,982
Not past due [Member]
Schedule of Factoring Arrangement of Accounts Receivable [Line Items]
Total accounts receivable, net	9,180,890	71,435,576	45,564,078
Up to 60 days [Member]
Schedule of Factoring Arrangement of Accounts Receivable [Line Items]
Total accounts receivable, net	206,330	1,605,445	9,499,904
61 to 120 days [Member]
Schedule of Factoring Arrangement of Accounts Receivable [Line Items]
Total accounts receivable, net	9,988	77,716
121 to 180 days [Member]
Schedule of Factoring Arrangement of Accounts Receivable [Line Items]
Total accounts receivable, net
Over 180 days [Member]
Schedule of Factoring Arrangement of Accounts Receivable [Line Items]
Total accounts receivable, net